S000011692 [Member] Investment Strategy - Midas Discovery	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, in pursuit of its investment objectives, the Fund’s investment strategy is to invest principally in (i) securities (e.g., common and preferred stocks, bonds, convertible securities, etc.) of companies primarily involved, directly or indirectly, in the business of mining, processing, fabricating, distributing or otherwise dealing in gold, silver, platinum, other precious metals, or other natural resources (“Natural Resources Companies”); and (ii) gold, silver, and platinum bullion and coins; provided, however, that the Fund may invest in any type of equity security (e.g., common and preferred stocks) and in companies of any size, industry or sector, including both domestic and foreign companies, that the Fund’s investment adviser, Midas Management Corporation (the “Investment Manager”), believes may achieve the Fund’s investment objectives. Up to 35% of the Fund’s total assets may be invested in fixed income securities of any issuer, including U.S. government securities, of any credit quality or maturity, although the Fund has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade (also known as “junk bonds”). The Fund concentrates its investments by investing at least 25% of its total assets in Natural Resources Companies.
The Investment Manager seeks to invest in companies that it believes have attractive fundamentals and often looks at company characteristics such as people, projects, and pricing. A security is typically sold when its potential to meet the Fund’s investment objectives is limited or exceeded by another potential investment opportunity, when an investment in an issuer no longer appears to meet the Fund’s investment objectives, or when the Fund must raise cash to meet shareholder redemptions. In seeking to enhance returns, the Fund may use futures, options, and short sales, and may use leverage to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may trade securities actively in pursuit of its investment objectives. The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.
The Fund may, from time to time, under adverse market, economic, political, or other conditions, take temporary defensive positions and invest some or all of its assets in cash, bank deposits, money market funds, money market securities of U.S. and foreign issuers, short term bonds, repurchase agreements, and similar investments. When the Fund takes such a temporary defensive position, it may not achieve its investment objectives.